Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities
Schedule of lease liabilities

					Carrying
	Less than	1 to 5	More than	Total cash	amount
	1 Year	Years	5 Years	out flows	liabilities
Lease liabilities	392,954	182,664	—	575,618	550,245

Schedule of net debt

		Cash and cash
	Leases	equivalents	Other financial assets
Net debt as at January 1, 2018	—	2,579,248	11,291
Cash flows	—	39,080,443	(3,308)
Acquisition – Finance leases and operating Leases	—	—	—
Foreign exchange differences	—	10,467	—
Net debt as at December 31, 2018	—	41,670,158	7,983
Recognized on adoption of IFRS 16	(544,510)	—	—
Total	(544,510)	41,670,158	7,983
Cash flows	316,348	(9,989,053)	5,955
Acquisition – Leases	(322,528)	—	—
Foreign exchange differences	445	(144,302)	—
Net debt as at December 31, 2019	(550,245)	31,536,803	13,938